Related Party Transactions (Details) - Schedule Due to Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions (Details) - Schedule Due to Related Parties [Line Items]
Due to related parties	$ 2,700,153	$ 2,680,580
Jiawen Miao [Member]
Related Party Transactions (Details) - Schedule Due to Related Parties [Line Items]
Due to related parties	2,572,909	2,567,950
Harden Industries Ltd [Member]
Related Party Transactions (Details) - Schedule Due to Related Parties [Line Items]
Due to related parties	80,780	64,780
Fan Zhang [Member]
Related Party Transactions (Details) - Schedule Due to Related Parties [Line Items]
Due to related parties	$ 46,464	$ 47,850